Investments (Accrued Investment Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income
Accrued investment income	$ 219,635	$ 160,027
Fixed maturities
Net Investment Income
Accrued investment income	187,628	117,216
Equity securities
Net Investment Income
Accrued investment income	349	2
Commercial mortgage and other loans
Net Investment Income
Accrued investment income	13,335	7,025
Policy loans
Net Investment Income
Accrued investment income	14,525	35,153
Other invested assets
Net Investment Income
Accrued investment income	48	254
Short-term investments and cash equivalents
Net Investment Income
Accrued investment income	$ 3,750	$ 377